STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF STOCK REPURCHASE

Period	Total Number of Shares Purchased	Average Price Paid per Shares	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program
December 2021	86,742	$22.80	86,742	-
January 2022	34,855	22.20	34,855	-
February 2022	34,649	22.40	34,649	-
March 2022	24,298	21.20	24,298	-
April 2022	29,774	22.80	29,774	-
May 2022	35,846	21.60	35,846	-
June 2022	26,878	19.20	26,878	-
Total all plans	273,042	$22.00	273,042	$3,998,398